COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
SCHEDULE OF CONTRACTUAL OBLIGATIONS
Contractual Obligations as of March 31, 2025	Lease Commitment
Within one year	$62,669
Within two to three years	$11,837
Total	$74,506

Gamehaus Inc [Member]
SCHEDULE OF CONTRACTUAL OBLIGATIONS
Contractual Obligations as of June 30, 2024	Lease Commitment
Within one year	$61,652
Within two to three years	$58,754
Total	$120,406